Secured Term Loan Facilities and Revolving Credit Facility - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Effect of the retrospective application of change in accounting principle, reduction in total non-current assets	$ 1,507,509	$ 1,435,506
Effect of the retrospective application of change in accounting principle, reduction in total assets	1,619,435	1,560,505
Effect of the retrospective application of change in accounting principle, reduction in long-term debt	339,877	436,131
Effect of the retrospective application of change in accounting principle, reduction in total non-current liabilities	464,877	561,131
Effect of the retrospective application of change in accounting principle, reduction in current portion of long term debt	186,236	59,024
Effect of the retrospective application of change in accounting principle, reduction in total current liabilities	$ 213,158	89,283
CL - Adoption of ASU 2015-03 - Debt Issuance Costs [Member]
Debt Instrument [Line Items]
Effect of the retrospective application of change in accounting principle, reduction in total non-current assets		(10,100)
Effect of the retrospective application of change in accounting principle, reduction in total assets		(10,100)
Effect of the retrospective application of change in accounting principle, reduction in long-term debt		(7,200)
Effect of the retrospective application of change in accounting principle, reduction in total non-current liabilities		(7,200)
Effect of the retrospective application of change in accounting principle, reduction in current portion of long term debt		(2,900)
Effect of the retrospective application of change in accounting principle, reduction in total current liabilities		$ (2,900)